Shareholder Report, Holdings (Details)	May 31, 2025
C000246552 [Member] | Shake Shack Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246552 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000246552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000246552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000246552 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000246552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000246552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000246552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000246552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000246552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.20%
C000248655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248655 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000248655 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000248655 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250280 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250280 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000250280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250354 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000250354 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000250354 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000251231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251231 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251231 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000251231 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000251231 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252052 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000252052 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000252052 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252053 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252053 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000252053 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000252053 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252245 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000252245 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000252245 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000252246 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000252246 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000252246 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252247 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000252247 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000252247 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252364 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000252364 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000252364 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000252364 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252365 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000252365 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.00%
C000252365 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000252365 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252366 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000252366 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000252366 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000252366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252370 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252370 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000252370 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000252370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252371 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252371 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000252371 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000252371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252372 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252372 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000252372 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000252372 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000254273 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000254273 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000254274 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000254274 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000254275 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000254275 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254276 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000254276 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000254276 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254277 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254277 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000254277 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000254277 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000254278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254278 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254278 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000254278 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000254278 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254279 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254279 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000254279 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000254279 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254587 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254587 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000254587 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000254587 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254589 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000254589 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000254589 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255841 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000255841 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000255841 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)